Goodwill - Goodwill Impairment Testing Assumptions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate		25.00%	25.00%
Discount rate applied to cash flow projections	12.80%	14.90%	13.50%
Terminal growth rate	2.00%	1.50%	1.50%
Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Value in use change	£ (531,159)
Operating cash flows rate
Disclosure of detailed information about intangible assets [line items]
Value in use change	(213,166)
Discount rate, measurement input
Disclosure of detailed information about intangible assets [line items]
Value in use change	(208,200)
Terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Value in use change	£ (58,310)
Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	1280.00%
Terminal growth rate	200.00%
Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	13.80%
Terminal growth rate	1.50%
Minimum
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	13.40%
Operating cash flows rate	12.20%
Minimum | Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	13.40%
Operating cash flows rate	12.20%
Minimum | Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	7.00%
Operating cash flows rate	10.00%
Maximum
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	17.00%
Operating cash flows rate	15.50%
Maximum | Baseline assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	17.00%
Operating cash flows rate	15.50%
Maximum | Sensitivity assumptions
Disclosure of detailed information about intangible assets [line items]
Revenue growth rate	8.00%
Operating cash flows rate	14.00%